SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Purchase of flooring and decking products (Note )	[1]	$ 3,529,149	$ 4,420,000
Purchase of logs (Note )	[2]	257,458	625,272
Harvesting work in concessions and wood processing services (Note )	[3]	1,704,695	1,980,680
Harvesting cost (Note )	[4]	400,860	1,568,630
Prepayment for acquisition of property, plant and equipment (Note )	[5]		300,000
Others (Note )	[6]	400,327	226,252
Total		6,292,489	9,120,834
Less: Amounts to be utilized within 12 months shown under current assets		(6,292,489)	(8,820,834)
Amounts to be utilized after 12 months shown under non-current assets			300,000
Harvesting [member]
IfrsStatementLineItems [Line Items]
Provision for impairment of prepayments		35,465
Provision for impairment of inventories		$ 624,423

[1]	Included in the prepayments, USD3.5 million (2023: USD4.4 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.
[2]	Included in the prepayments, USD0.3 million (2023: USD0.6 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.
[3]	Included in the prepayments, USD1.7 million (2023: USD2.0 million) was advanced for harvesting work in our timber concessions and wood processing services. Provision for impairment of prepayments amounted to USD35,465 as at December 31, 2024 (2023: Nil)
[4]	Included in the prepayments, USD0.4 million (2023: USD1.6 million) was the harvesting cost to be transferred to inventories upon the receipt of logs. Provision for impairment of prepayments amounted to USD624,423 as at December 31, 2024 (2023: Nil)
[5]	At December 31, 2023, included in the prepayments was an initial payment of USD0.3 million upon signing of a contract by a subsidiary for acquiring a property in Peru at a sum of USD1.0 million. In February 2024, the property has been transferred to the Group. The Group’s capital commitment is disclosed in Note 26.
[6]	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses.